Material accounting policy information - Schedule of Useful Lives of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2024
Software | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Software | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Intellectual property | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Intellectual property | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Customer Lists
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer Lists | Paola Confectii
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Distribution rights
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years